Revenue from contracts with customers and trade receivables (Tables)	12 Months Ended
Mar. 31, 2022
Revenue [abstract]
Schedule of Revenue from contracts with customers [Table Text Block]
Revenue from contracts with customers:

	For the Year Ended March 31,
	2022		2021		2020
Sales	Rs.	205,144	Rs.	184,202	Rs.	163,574
Service income		4,380		4,105		2,409
License fees (1)		4,867		1,415		8,617
	Rs.	214,391	Rs.	189,722	Rs.	174,600

(1)	During the year ended March 31, 2022, the Company entered into the following agreements :
•
An agreement with Alium JSC for the sale of the Company’s territorial rights relating to two of its anti-bacterial brands (Ciprolet® and Levolet®) in Russia and certain countries of the former Soviet Union. The consideration for the arrangement is Rs.1,971 and the Company recognized revenue of Rs.1,774 for the performance obligations relating to the milestones met. This transaction pertains to the Company’s Global Generics segment.

•
An agreement with Mankind Pharma Limited towards the sale of two of the Company's brands (Daffy bar and Combihale) in India
,

which formed part of the Company’s Global Generics segment. License fees includes an amount of  Rs.390 towards the aforesaid sales transaction.

•
A definitive agreement with BioDelivery Sciences International, Inc. (“BDSI”), pursuant to which the Company sold its U.S. and Canada territory rights for ELYXYB (celecoxib oral solution) 25 mg/mL, to BDSI.  Under the terms of agreement, the Company was entitled to receive U.S.$6 up front at the closing
,
 U.S.$9 one year from the closing
,
event based milestone payments upon achievement of certain regulatory approvals; sales-based milestone payments; and quarterly earn-out payments based on a percentage (which varies based on sales volumes) of net sales of the product in the territory.
T
he Company recognized an amount of Rs.1,084 as a licensee fee from this transaction.
This transaction pertains to the Company’s Proprietary Products segment.

Analysis of revenues by segments [Table Text Block]
R
evenues by segments:

	For the Year Ended March 31,
Segment	2022		2021		2020
Global Generics	Rs.	179,170	Rs.	154,404	Rs.	138,123
PSAI		30,740		31,982		25,747
Proprietary products		1,611		523		7,949
Others		2,870		2,813		2,781
	Rs.	214,391	Rs.	189,722	Rs.	174,600

Analysis of revenues within the Global Generics segment [Table Text Block]
R
evenues within the Global Generics segment:

R
evenues by therapeutic areas in the Company’s Global Generics segment is given below:

	For the Year Ended March 31,
	2022		2021		2020
Nervous System	Rs.	26,159	Rs.	29,040	Rs.	26,825
Gastrointestinal		23,386		21,132		19,394
Anti-Infective		22,526		12,906		9,402
Pain Management		18,437		15,531		13,808
Oncology		17,051		16,842		18,245
Respiratory		15,085		11,089		10,433
Cardiovascular		14,856		15,460		14,729
Hematology		11,737		4,959		4,725
Dermatology		6,797		5,240		3,255
Nutraceutical s		4,530		4,059		3,441
Others		18,606		18,146		13,866
Total	Rs.	179,170	Rs.	154,404	Rs.	138,123

Analysis of revenues within the PSAI segment [Table Text Block]
R
evenues by therapeutic areas in the Company’s PSAI segment is given below:

	For the Year Ended March 31,
	2022		2021		2020
Cardiovascular	Rs.	7,729	Rs.	9,834	Rs.	8,567
Anti-Infective		5,450		4,126		2,264
Pain Management		4,513		4,657		5,073
Nervous System		3,017		2,704		2,797
Oncology		2,526		2,385		1,798
Gastrointestinal		982		1,098		705
Genitourinary		705		825		441
Respiratory		676		1,317		789
Diabetology		544		350		168
Dermatology		498		768		1,370
Others		4,100		3,918		1,775
Total	Rs.	30,740	Rs.	31,982	Rs.	25,747

Analysis of revenues by geography [Table Text block]
The following table shows the distribution of the Company’s revenues by country, based on the location of the customers:

	For the Year Ended March 31,
Country	2022		2021		2020
India	Rs.	43,986	Rs.	36,252	Rs.	32,089
United States		80,564		76,702		76,028
Russia		20,879		15,816		16,900
Others (1)		68,962		60,952		49,583
	Rs.	214,391	Rs.	189,722	Rs.	174,600

Details of deferred revenue [Table Text Block]
Tabulated below is the reconciliation of deferred revenue for the years ended
March 31, 2022 and 2021.

	For the Year Ended March 31,
	2022		2021
Balance as of April 1	Rs.	2,583	Rs.	3,198
Revenue recognized during the year		(1,961)		(1,089)
Milestone payment received during the year		2,210		474
Balance as of March 31	Rs.	2,832	Rs.	2,583
Current		1,235		1,052
Non-current		1,597		1,531

Details of significant gross to net adjustments relating to Company's North America Generics business [Table Text Block]

A roll-forward for each major accrual for the Company’s North America Generics business for the fiscal years ended March 31, 2020, 2021 and 2022 is as follows:

Particulars	Chargebacks	Rebates	Medicaid	Refund Liability (3)
	(All amounts in U.S.$ millions)
Beginning Balance: April 1, 2019	128	92	11	30
Current provisions relating to sales during the year	1,468	319	20	21
Provisions and adjustments relating to sales in prior years	*	-	-	-
Credits and payments**	(1,440)	(331)	(20)	(27)
Ending Balance: March 31, 2020	156	80	11	24

Beginning Balance: April 1, 2020	156	80	11	24
Current provisions relating to sales during the year (1)	1,702	245	21	15
Provisions and adjustments relating to sales in prior years	*	-	-	-
Credits and payments**	(1,656)	(247)	(19)	(20)
Ending Balance: March 31, 2021	202	78	13	19

Beginning Balance: April 1, 2021	202	78	13	19
Current provisions relating to sales during the year (2)	1,897	235	23	25
Provisions and adjustments relating to sales in prior years	*	-	-	-
Credits and payments**	(1,836)	(219)	(23)	(20)
Ending Balance: March 31, 2022	263	94	13	24
*	Currently, the Company does not separately track provisions and adjustments, in each case to the extent relating to prior years for chargebacks. However, the adjustments are expected to be non-material. The volumes used to calculate the closing balance of chargebacks represent approximately 1.
1 t
o 1.
4
months equivalent of sales, which corresponds to the pending chargeback claims yet to be processed.

** Currently, the Company does not separately track the credits and payments, in each case to the extent relating to prior years for chargebacks, rebates, medicaid payments or refund liability.

(1)
Chargebacks
provisions and payments for the year ended March 31, 2021 were each higher as compared to the year ended March 31, 2020, primarily as a result of higher sales volumes and also due to higher pricing rates per unit for chargebacks, due to reduction in the contract prices through which the product is resold in the retail part of the supply chain for certain of the Company’s products. The rebates provisions and payments for the year ended March 31, 2021 were each lower as compared to the year ended March 31, 2020, primarily as a result of lower pricing rates per unit for rebates, due to a reduction in the invoice price to wholesalers for certain of the Company’s products and also due to reduction in the contract prices through which the product is resold in the retail part of the supply chain for certain of the Company’s products, which were partially off-set by higher sales volumes during the year ended March 31, 2021 as compared to the year ended March 31, 2020.

(2)
Chargebacks provisions and payments for the year ended March 31, 2022 were each higher as compared to the year ended March 31, 2021, primarily as a result of higher sales volumes and also due to higher pricing rates per unit for chargebacks, due to reduction in the contract prices through which the product is resold in the retail part of the supply chain for certain of the Company products, which were partially off-set due to a lower pricing rates per unit for chargebacks. Such lower pricing rates were primarily on account of a reduction in the invoice price to wholesalers for certain of the Company products The rebates provisions and payments for the year ended March 31, 2022 were each lower as compared to the year ended March 31, 2021, primarily as a result of lower pricing rates per unit for rebates, due to reduction in the contract prices through which the product is resold in the retail part of the supply chain for certain of the Company products.

Details of refund liabilities [Table Text Block]
R
efund liabilities:

	For the Year Ended March 31,
	2022		2021
Balance at the beginning of the year	Rs.	2,824	Rs.	3,252
Provision made during the year, net of reversals		4,406		2,934
Provision used during the year		(3,699)		(3,309)
Effect of changes in foreign exchange rates		52		(53)
Balance at the closing of the year	Rs.	3,583	Rs.	2,824
Current	Rs.	3,583	Rs.	2,824
Non-current		-		-

Details of contract liabilities [Table Text Block]	C ontract liabilities :
		As of March 31,
		2022		2021
Advance from customers	Rs.	1,341	Rs.	981
	Rs.	1,341	Rs.	981